TAXATION - Schedule of Effective Income Tax Rate Reconciliation (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PRC Statutory income tax rate		25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction		8.00%	3.00%	0.00%
The effect of change in the tax rate of Jishang Preferred		26.00%	(76.00%)	0.00%
Difference in EIT rates of PRC entities		0.00%	9.00%	0.00%
Non-deductible expenses	[1]	(2.00%)	(4.00%)	(24.00%)
Additional deduction for research and development expenditures		16.00%	25.00%	5.00%
Share-based compensation		(23.00%)	(17.00%)	0.00%
Non-taxable income		0.00%	7.00%	0.00%
Permanent book-tax differences		2.00%	0.00%	0.00%
Change in valuation allowance		(40.00%)	2.00%	(3.00%)
Effective tax rates		12.00%	(26.00%)	3.00%

[1]	During the year ended December 31, 2017, the Group incurred sales and marking expenses without VAT invoices in the amount of RMB 92,603, which was not deductible from taxable income.